RESTRICTED CASH, CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of restricted cash and cash and cash equivalents

Amounts in $ ‘000	2025	2024
Restricted cash (non-current)	1,227	1,505
Restricted cash (current)	761	—
Cash and cash equivalents	145,305	54,944
Total restricted cash, cash and cash equivalents	147,293	56,449